Financial assets - Detailed Information About In Nominal And Fairvalue Of Financial Assets (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, at fair value	₺ 345,602	₺ 42,454
16 February 2026 | EUR
Disclosure of financial assets [line items]
Nominal Value Amount	2,000	6,981
Financial assets, at fair value	₺ 15,026	₺ 42,454
Fair Value Maturity Date	16 February 2026	16 February 2026
5 February 2021 | EUR
Disclosure of financial assets [line items]
Nominal Value Amount	₺ 10,000
Financial assets, at fair value	₺ 67,773
Fair Value Maturity Date	5 February 2021
21 February 2022 | USD
Disclosure of financial assets [line items]
Nominal Value Amount	₺ 300
Financial assets, at fair value	₺ 1,878
Fair Value Maturity Date	21 February 2022
17 December 2021 | EUR
Disclosure of financial assets [line items]
Nominal Value Amount	₺ 20,000
Financial assets, at fair value	₺ 133,072
Fair Value Maturity Date	17 December 2021
29 May 2020 | EUR
Disclosure of financial assets [line items]
Nominal Value Amount	₺ 17,990
Financial assets, at fair value	₺ 121,456
Fair Value Maturity Date	29 May 2020
10 August 2024 | USD
Disclosure of financial assets [line items]
Nominal Value Amount	₺ 1,000
Financial assets, at fair value	₺ 6,397
Fair Value Maturity Date	10 August 2024